Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 6,394.7	$ 5,268.5	$ 4,540.4
Contract assets	624.1	511.5
Revenue Cumulative Adjustment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	231.8
Allowance of credit losses on Contract Asset	4.2	2.7
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	26,300.0	18,700.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23,300.0	$ 17,200.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 1,851.8